Employees - Summary of Average Employee Numbers (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of average number of employees [Line Items]
Average employee numbers	87	83	87
Average employee numbers seconded to joint ventures and associates	2	2	2
Integrated Gas
Disclosure of average number of employees [Line Items]
Average employee numbers	6	6	6
Upstream
Disclosure of average number of employees [Line Items]
Average employee numbers	12	13	15
Marketing
Disclosure of average number of employees [Line Items]
Average employee numbers	17	14	15
Chemicals and Products
Disclosure of average number of employees [Line Items]
Average employee numbers	21	22	23
Renewables and Energy Solutions
Disclosure of average number of employees [Line Items]
Average employee numbers	4	3	3
Corporate
Disclosure of average number of employees [Line Items]
Average employee numbers	27	25	25
- of which Shell Business Service Centre (SBSC)
Disclosure of average number of employees [Line Items]
Average employee numbers	20	19	18